N-2	Apr. 15, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002040318
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-282865
Investment Company Act File Number	811-24017
Document Type	N-2/A
Document Registration Statement	true
Investment Company Act Registration	true
Entity Registrant Name	Capital Group KKR Multi-Sector+
Entity Address, Address Line One	6455 Irvine Center Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618-4518
City Area Code	213
Local Phone Number	486-9200
Approximate Date of Commencement of Proposed Sale to Public	Apr. 22, 2025
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder transaction expenses (fees paid directly from your investment)
Share class:	A	A-2	F-2	F-3	R-6
Maximum initial sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	2.00%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	0.75[1]	1.00[2]	none	none	none
Repurchase fee (as a percentage of amount repurchased)	none	none	none	none	none

[1] Investments in Class A shares of $500,000 or more will be subject to a 0.75% contingent deferred shares charge ("CDSC") if the shares are repurchased within 18 months of purchase.

[2] Investments in Class A-2 shares of $250,000 or more will be subject to a 1.00% contingent deferred shares charge ("CDSC") if the shares are repurchased within 18 months of purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual fund operating expenses (as a percentage of net asset attributable to shares)
Share class:	A	A-2	F-2	F-3	R-6
Management fees	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (12b-1) fees	0.30	0.55	none	none	none
Other expenses[1]	0.66	0.68	0.67	0.53	0.53
Total annual fund operating expenses	1.62	1.89	1.33	1.19	1.19
Fee waiver and/or expense reimbursement[2]	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expense after fee waiver and/or expense reimbursement	1.32	1.59	1.03	0.89	0.89

[1] Based on estimated amounts for the current fiscal year.

[2] The investment adviser, the sub-adviser and the fund have entered into the Expense Limitation Agreement under which the investment adviser and sub-adviser have agreed contractually to reimburse the fund to the extent that the fund’s offering and operating expenses, calculated and reimbursed on a class-by-class basis and exclusive of (i) the advisory fee, including the sub-advisory fee, and administrative services fee; (ii) distribution or shareholder servicing fees and expenses (whether paid pursuant to a Rule 12b-1 plan or otherwise); (iii) transfer agency (including any sub-transfer agency or recordkeeping) fees; (iv) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and legal costs), other than such portfolio transaction and other investment-related costs when incurred with respect to investments that are not consummated; (v) interest expense and other financing costs (including, to avoid doubt, any costs associated with the fund's issuance, offering, redemption and maintenance of commercial paper, preferred securities or other instruments for the purpose of incurring leverage); (vi) taxes; (vii) acquired fund fees and expenses; (viii) litigation (including potential litigation) and indemnification expenses; (ix) judgments; and (x) extraordinary expenses (as determined in the discretion of the investment adviser and sub-adviser) (the fund’s offering and operating expenses subject to such exclusions, the “Specified Expenses”), exceed 0.20% of the average daily net assets of such class (the “Expense Limit”). The investment adviser and sub-adviser (and not the fund) have agreed to bear the organizational and initial offering expenses incurred with respect to the fund.

Under the Expense Limitation Agreement, if, in any month in which the Investment Advisory and Service Agreement is in effect, the estimated annualized Specified Expenses for that month are less than the Expense Limit, the investment adviser and sub-adviser are entitled, in their respective shares of the amounts waived or reimbursed, to reimbursement by the fund of any portion of the amounts they waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, but only to the extent that the fund's estimated annualized Specified Expenses in respect of a share class are less than, for such month, the lower of the Expense Limit or any other expense limitation rate then in effect with respect to the share class, and provided that such amount paid to the investment adviser and sub-adviser will not, in any event, exceed the total Reimbursement Amount or include any amounts previously reimbursed to the investment adviser and sub-adviser. The Reimbursement Amount for a class of shares will not cause applicable fund expenses in respect of that class to exceed the Expense Limit either (i) at the time of the reimbursement or (ii) at the time of the recapture. This Expense Limitation Agreement shall remain in effect for one year from the initial effective date of this registration statement. Thereafter, this Expense Limitation Agreement shall automatically renew for one-year terms unless the investment adviser and sub-adviser provide written notice to the fund at least 30 days prior to the end of the then-current term. In addition, this Expense Limitation Agreement shall terminate upon termination of the Investment Advisory and Service Agreement. Only the Board may terminate the Expense Limitation Agreement prior to the expiration of its term upon written notice to the investment adviser and sub-adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example The following example is intended to help you understand the various costs and expenses that you, as a holder of shares, would bear directly or indirectly. The example illustrates the expenses that you would pay on a $1,000 investment in shares, assuming a 5% annual return.

Share class:	A	A-2	F-2	F-3	R-6
1 year	$504	$358	$105	$91	$91
3 years	839	754	392	348	348
5 years	1,196	1,174	700	625	625
10 years	2,201	2,343	1,575	1,417	1,417

The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at net asset value and takes into account the effect of the fee waiver and/or expense reimbursement (if any) during the full contractual term of such fee waiver and/or expense reimbursement. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of the fund’s shares, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Capital Group KKR Public-Private+ Funds and/or the American Funds mutual funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 43 of the prospectus and on page 89 of the fund’s statement of additional information.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment objective — The fund’s investment objective is to provide a high level of current income.

Investment strategies — The fund seeks to achieve its investment objective by investing across multiple sectors in both publicly-traded fixed income securities and private credit loans and securities, which includes private corporate direct lending and asset-based finance investments.

The fund invests primarily in bonds, loans and other debt instruments, which may be represented by derivatives. In seeking to achieve its objective, the fund invests in a broad set of public and private credit loans and securities. Normally, the fund will seek to allocate approximately 60% of its net assets to public credit assets (to be managed by the investment adviser) and approximately 40% to private credit assets (to be managed by the sub-adviser). The allocation between public and private credit may fluctuate significantly depending on various factors, including market and economic conditions, availability of investment opportunities in the private credit market and fund subscription and repurchase activity.

The fund will normally invest its assets across three primary sectors: high-yield corporate debt, investment grade corporate debt and securitized debt. The proportion of securities held by the fund within each of these credit sectors will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund's neutral mix of public credit investments in each sector is approximately 25% high-yield corporate debt, 10% investment grade corporate debt, and 25% securitized debt. Normally, the investment adviser expects the fund's asset allocation among its public credit investments to approximate the neutral mix within a range of plus or minus 10-20% of assets per sector. Although there are no absolute limits or range boundaries on the percentage of assets invested in each sector, the investment adviser expects that the fund will normally maintain some level of investments in high-yield corporate debt and investment-grade corporate debt.

The fund will normally invest its private credit assets across two primary strategies: asset-based finance and corporate direct lending. The private credit assets will generally include directly originated and negotiated financing instruments in what the sub-adviser believes are underserved and/or mispriced asset classes that can deliver attractive results, primarily in the form of contractual interest or coupon payments. These assets will generally include investments in bonds, secured bank loans, mezzanine debt, convertible securities, convertible debt securities, and securitized debt securities such as collateralized loan obligations and asset-based finance securities. The asset-based finance strategy will typically focus on consumer finance, mortgages, small-medium sized enterprises, hard assets (e.g., aircraft and industrial equipment), infrastructure, and contractual cash flow sectors. The corporate direct lending strategy will focus on investments typically in the most senior tranches of a corporate or other issuer’s capital structure, primarily directly originated and negotiated first-lien loans with a focus on upper middle-market companies. These senior debt instruments are generally held to maturity and generally have limited liquidity. Please see the statement of additional information under “Execution of portfolio transactions” for further details on the sub-adviser’s loan selection process.

The fund may opportunistically invest in other sectors, including U.S. government debt and municipal debt, in response to market conditions. The fund may also invest up to 20% of its net assets in securities tied economically to countries outside the U.S., including emerging markets. The fund may invest up to 10% of its net assets in securities denominated in currencies other than the U.S. dollar. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rate. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The fund may invest substantially in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the investment adviser or the sub-adviser, or in securities that are unrated but determined to be of equivalent quality by the investment adviser or the sub-adviser, in each case at the time of purchase. Such securities, which will include the fund’s investments in high-yield corporate debt as described above, are sometimes referred to as “junk bonds.”

The fund may invest in various types of securitized debt instruments, including mortgage and other asset-based finance securities. Private credit asset-based finance investments derive returns from recurring, often contractual cash flows of large, broad pools of underlying hard and financial assets. With respect to these private credit asset-based finance investments, the fund will, as noted above, consider a range of sectors and instrument types, including the following market segments: consumer finance, mortgages, small-medium sized enterprises, hard assets (e.g., aircraft and industrial equipment), infrastructure and contractual cash flows.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSI, in order to assume exposure to a broad portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund generally does not invest in equity securities. However, from time to time, the fund may invest in equity securities (including common stock, preferred stock, warrants, rights and equity linked notes) as a result of a restructuring, recapitalization or other corporate action, in each case relating to its debt investments.

The fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and repurchases of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund’s obligations, including in respect of repurchases.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a broad set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of the investment adviser and sub-adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. Similarly, the sub-adviser employs a fundamentals-driven investment philosophy that is based on deep credit underwriting and rigorous financial analysis. The sub-adviser seeks to reallocate the portfolio of the fund it manages to opportunistically emphasize those investments, categories of investments and geographic exposures believed to be best suited to contribute to the achievement of the fund’s investment objective under the market conditions existing at the time of investment.

The investment adviser and sub-adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument, or on the issuer’s or instrument’s ability to create or preserve economic value. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

Investment process In seeking to achieve the fund’s investment objective, the investment adviser and sub-adviser invest in a broad set of public and private credit loans and securities. The investment adviser and sub-adviser employ complementary investment processes to implement the fund’s investment strategy in a streamlined, coordinated manner. While the investment adviser and sub-adviser each have distinct investment responsibilities, they regularly engage on key matters relating to the operations and business of the fund. This includes, but is not limited to, joint review of the fund’s allocations to public and private credit assets and across various sectors. Additionally, the investment adviser and sub-adviser will actively collaborate in periodically assessing the fund’s investment guidelines; evaluating the fund’s risk profile, including the overall credit quality of the fund’s portfolio and the fund’s positioning against a range of macroeconomic factors (such as duration and yield curve); and ongoing liquidity management of the fund.

The investment adviser

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to the fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists who discuss a range of macroeconomic factors, including duration, yield curve and sector allocation. This process informs investment decisions made by the fund's portfolio managers.

The sub-adviser

The sub-adviser, KKR Credit, a subsidiary of KKR & Co. Inc., uses KKR’s global network of resources, due diligence skills, intellectual capital and experience in seeking to achieve the fund’s investment objective. The sub-adviser employs a fundamentals-driven investment philosophy that is based on deep credit underwriting and rigorous financial analysis. Because KKR has deep experience in credit and private equity underwriting, the sub-adviser’s investment approach is designed to incorporate valuable characteristics of both. The sub-adviser seeks to reallocate the portfolio of the fund it manages to opportunistically emphasize those investments, categories of investments and geographic exposures believed to be best suited to contribute to the achievement of the fund’s investment objective under the market conditions existing at the time of investment.

Warehousing transactions

On October 24, 2024, the fund entered into facility agreements (the “Facility Agreements”) with a third party unaffiliated with the fund, the investment adviser or the sub-adviser (the “financing provider”), to at the fund’s discretion acquire portfolio investments from time to time by purchasing all or a portion of certain investments selected by the fund that are owned and held by the financing provider. During the term of the Facility Agreements, the fund may propose the warehouse provider acquire portfolio investments to be held in the warehouse, which the warehouse provider, in its sole and absolute discretion, may approve or reject. There is no obligation for the fund to propose the warehouse provider acquire any number or aggregate amount of portfolio investments. The fund made customary representations and warranties in the Facility Agreements. The Facility Agreements will remain in effect until the third anniversary of the effective date, subject to extension or termination by mutual agreement, and customary termination provisions for breach of the agreement by either party.

As a general matter, principal proceeds, cash and uncapitalized payment-in-kind interest and fees accruing on any warehouse investment (as defined below) (other than one time original issue discount or similar one time fees) while the financing provider holds such warehouse investment will be solely to the benefit of the financing provider. To the extent the fund purchases assets owned by the financing provider under the Facility Agreements, it will do so at a purchase price equal to (i) the par amount of the asset plus, (ii) payment-in-kind interest, if applicable, minus (iii) the sum of any original issue discount, upfront fees or other similar one time fees, plus (iv) additional consideration based on the number of days the financing provider has held such assets in excess of 180 calendar days. As a result, the fund will pay additional costs in connection with acquiring assets from the financing provider compared to purchasing them directly. Such costs will be reflected as part of the purchase price and not through separate fees charged to the fund. Under the Facility Agreements, no fees or expenses are required to maintain the facility.

The warehouse investments expected to be purchased by the fund from time to time pursuant to the Facility Agreements are expected to generally consist of private credit loans and securities consistent with the fund’s investment objective and investment strategies, and as further described in this registration statement with respect to assets to be managed by the sub-adviser. Warehouse investments will be reflected in the net asset value of the fund following their purchase and consistent with the fund’s valuation and pricing policy. There are no material differences between the underwriting standards used in the acquisition of the warehouse investments the fund expects to acquire pursuant to the Facility Agreements and the underwriting standards utilized for any other portfolio investments to be acquired or held by the fund from time to time.

The fund as described above, or the financing provider as described below may request, pursuant to the terms and conditions of the Facility Agreements, to create a forward obligation of the financing provider to sell, and a forward obligation of the fund to purchase, all or a portion of certain investments owned and held by the financing provider (the “warehousing transaction”). The terms and conditions of the fund’s right to purchase and the fund’s obligation to purchase assets from the financing provider are identical other than the fund’s obligation to purchase certain investments (the “warehouse investments”) from the financing provider is subject to the fund reaching certain asset thresholds (collectively, the “warehouse thresholds”) described below. As of the date of this registration statement, the warehouse thresholds creating the fund’s obligation to purchase such investments have not been met.

The fund can enforce its contractual rights under the Facility Agreements to purchase warehouse investments at any time, regardless of whether a warehouse threshold is met. When a warehouse threshold is satisfied, the financing provider can enforce its contractual rights under the Facility Agreements to require the fund to settle its forward obligation by purchasing the warehouse investments from the financing provider in cash at the prices determined under the Facility Agreements and applicable sale agreement. In the unlikely event the assets levels are not reached the fund will be under no obligation to purchase warehouse investments.

The initial warehouse threshold is triggered when the total net assets of the fund equal or exceed $150,000,000. At such level, the financing provider can enforce its contractual rights under the Facility Agreements to require the fund to purchase warehouse investments from the financing provider in an amount up to $2,000,000 minus the aggregate purchase price of the subject warehouse investment previously purchased by the fund. If the total net assets of the fund equal or exceed $400,000,000, the financing provider can enforce its contractual rights under the Facility Agreements to require the fund to purchase warehouse investments from the financing provider in an amount up to $8,000,000 minus the aggregate purchase price of the subject warehouse investment previously purchased by the fund. If the total net assets of the fund equal or exceed $500,000,000, the financing provider can enforce its contractual rights under the Facility Agreements to require the fund to purchase warehouse investments from the financing provider in an amount up to 2% of the fund’s most recently available net assets minus the aggregate purchase price of the subject warehouse investment previously purchased by the fund.

The fund will treat its forward obligations to purchase warehouse investments from the financing provider once the requirement to purchase warehouse investments is triggered as subject to the requirements of Section 18 of the 1940 Act or the rules thereunder.

Other investment information

Illiquid securities To the extent consistent with the liquidity requirements applicable to interval funds under Rule 23c-3 under the 1940 Act, the fund may invest without limit in illiquid securities.

Temporary and defensive strategies The fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the fund from achieving its investment objective. In addition, subject to applicable law, the fund may, in the investment adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment by the fund in other securities, in order to fund anticipated repurchases, expenses of the fund or other operational needs, or otherwise. See “Use of proceeds.”

Except as otherwise indicated, the fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. Fundamental policies contained in the SAI may not be changed without shareholder approval. See “Fundamental Policies” in the SAI for more information about the fund’s fundamental policies.

Risk Factors [Table Text Block]

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

Repurchase offers risk — As described under “Periodic Repurchase Offers” above, the fund is an interval fund and, in order to provide liquidity to shareholders, the fund, subject to applicable law, will conduct periodic repurchase offers of 5% to 25% of its outstanding shares at net asset value, subject to approval of the board. The fund expects initially to conduct quarterly repurchase offers for 10% of its outstanding shares under ordinary circumstances. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may request that more shares be repurchased than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares subject of a repurchase request in a repurchase offer may decline to the extent there is any delay between the Repurchase Request Deadline and the date on which the net asset value for tendered shares is determined. Such fluctuations may be exacerbated by currency fluctuations to the extent the fund invests in securities denominated in currencies other than the U.S. dollar. The net asset value on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request.

The fund believes that these repurchase offers are generally beneficial to the fund’s shareholders, and repurchases generally will be funded from available cash (including through borrowings), cash from the sale of shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the fund to be fully invested or force the fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which could adversely affect the fund’s investment performance. In addition, diminution in the size of the fund through repurchases may result in an increased expense ratio for shareholders who do not submit a repurchase request, may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant) and, unless offset by sufficient sales of fund shares, may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective. In addition, if the fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not submit a repurchase request by increasing the fund’s expenses and reducing any net investment income.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds, loans and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-based finance securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased repurchase requests from fund shareholders. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The investment adviser and the sub-adviser rely on their own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in “junk bonds,” namely debt securities that are rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the investment adviser or sub-adviser or unrated securities that are deemed by the investment adviser or sub-adviser to be their equivalent.

Investing in illiquid investments and liquidity risk — The sub-adviser expects to invest primarily in private, illiquid securities. Illiquid assets may be more difficult to value, especially in changing markets. In addition, illiquid securities are typically subject to restrictions on resale and the fund may be legally, contractually or otherwise prohibited from selling or disposing certain investments for a period of time. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Fund holdings in general may be or may become difficult or impossible to sell, particularly during times of market turmoil. In addition legal or contractual restrictions on resale, liquidity may be impacted by the lack of an active market for a holding or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in mortgage-related and other asset-based finance securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-based finance securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Investments in such securities may include collateralized debt obligations, such as collateralized loan obligations and collateralized mortgage obligations, and may, from time to time, include lower-rated tranches of these instruments. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-based finance securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-based finance securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-based finance securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or sub-adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or sub-adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in senior loans — The fund may invest in senior debt instruments (“senior loans”), which hold the most senior position in the capital structure of a corporation, partnership or other business entity (a “borrower”). Senior loans generally are not registered with SEC or any state securities commission and are not listed on any national securities exchange. There is less readily available or reliable information about most senior loans than is the case for many other types of securities, including securities issued in transactions registered under the federal securities laws. No active trading market exists for some senior loans, and some senior loans are subject to restrictions on resale. A secondary market could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could impair the fund’s ability to realize full value and thus cause a material decline in the fund’s NAV. In addition, at times, the fund will not be able to readily dispose of its senior loans at prices that approximate those at which the fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the fund will, from time to time, have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of senior loans, the fund’s yield could be lower. If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the fund will be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers.

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser or sub-adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency — The prices of, and the income generated by, debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser or sub-adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the investment adviser and sub-adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Investing in mezzanine securities — Mezzanine debt generally have ratings or imputed ratings below investment grade. Mezzanine debt is generally unsecured and/or subordinated to other obligations, and tend to have greater credit and liquidity risk than that typically associated with investment grade corporate obligations. Mezzanine debt is subject to greater sensitivity to adverse changes in the financial condition of the obligor or in general economic conditions. Many obligors of mezzanine debt are highly leveraged. As such, specific developments affecting such obligors, such as reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet its debt obligations.

Default rates for mezzanine debt have historically been higher than such rates for investment grade securities. If the fund makes an investment that is not secured by collateral, the fund will have no assurance (as compared to those distressed securities investors that acquire only fully collateralized positions) that it will recover any of the principal that it has invested. In addition, the debt securities in which the fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and are not expected to be rated by a credit rating agency.

Investing in subordinated and unsecured or partially secured loans — The fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Investing in private and middle market companies — Loans from private and middle-market companies involve a number of particular risks that might not exist in the case of large public companies, including: (i) limited financial resources and limited access to additional financing, which could increase the risk of their defaulting on their obligations, leaving creditors dependent on any guarantees or collateral they have obtained; (ii) shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns; (iii) limited publicly available information about these companies and decreased quality of information; (iv) increased dependency on the management talents and efforts of a small group of persons; and (v) reduced frequency and volume of trading compared to larger companies and increased difficulty for the fund to exit the investment in the company at its then fair value.

Investing in highly leveraged companies — The fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the fund’s investments, a considerable portion of which could be secured and/or could be at floating interest rates). Such investments are inherently more sensitive to declines in revenues, competitive pressures and increases in expenses and interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors, such as downturns in the economy or deterioration in the condition of the issuers or their industries, and such companies could be subject to restrictive financial and operating covenants in more senior debt instruments and contracts that adversely impact the fund’s investments. In the event of such occurrences, this leverage could result in more serious adverse consequences to such companies (including their overall profitability or solvency). If an issuer cannot generate adequate cash flow to meet debt obligations, the issuer could default on its loan agreements or be forced into bankruptcy, resulting in a restructuring of the company’s capital structure or liquidation of the company. The debt investments acquired by the fund generally are the most junior in the capital structure, and thus subject to the greatest risk of loss. Furthermore, to the extent issuers in which the fund is invested have become insolvent, the fund could determine, in cooperation with other debtholders or on its own, to engage, at the fund’s expense, in whole or in part, counsel and other advisors in connection therewith. In addition to leverage in the capital structure of the issuer, the fund can incur leverage.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Prepayment risk — Prepayment risk occurs when a debt investment can be repaid in whole or in part prior to its maturity. The amount of prepayable obligations in which the fund invests from time to time will be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers are more likely to prepay investments more quickly than anticipated, which may result in the fund having to reinvest the proceeds in lower yielding securities. In addition, when the fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the fund purchases the relevant investment at a premium, prepayments could result in a loss to the extent of the premium paid. If the fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which could be taxable as ordinary income to shareholders. In a period of rising interest rates, prepayments of investments could occur at a slower than expected rate, creating risk that maturities are extended reducing the fund’s cash available for reinvestment in higher yielding securities. This particular risk could effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Because the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the fund. When interest rates decline, the value of an investment with prepayment features might not increase as much as that of other fixed-income instruments, and, as noted above, changes in market rates of interest could accelerate or delay prepayments and thus affect maturities.

Investing in structured products — Holders of structured products, which include, but are not limited to, asset-based finance securities, asset-backed securities, collateralized debt obligations, collateralized bond obligations and collateralized loan obligations and credit-linked notes (collectively “structured products”), bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The fund may invest in structured products, including, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the fund. Structured products generally entail risks associated with derivative instruments.

Payment in kind (PIK) risk — Because investors in zero coupon or PIK bonds/loans receive no or partial cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Lender liability risk — A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the fund will, from time to time, be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the investment adviser or sub-adviser will, at times, hold equity or other interests in obligors of the fund, the fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Borrower fraud; covenant-lite loans; breach of covenant —There can be no assurance that such attempts to provide downside protection through structural, covenant and other contractual protections with respect to the terms of the fund’s investments will achieve their desired effect and potential investors should regard an investment in the fund as having a high degree of risk. Some of the loans that the fund originates or acquires may be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment.

When-issued securities and forward commitments — When purchasing securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future), the return on a comparable security when the transaction is consummated could vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty could miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions can occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Complex transactions, contingent liabilities, guarantees and indemnities — Complex investment opportunities present risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities. Additionally, in connection with certain transactions, the fund may be required to make representations about the business and financial affairs of a company, provide guarantees in respect of payments by companies and other third parties and provide indemnities against losses caused by companies and other third parties. The fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements could result in the incurrence of contingent liabilities by the fund, even after the disposition of an investment and ultimately in material losses.

Non-diversification risk — The fund is “non-diversified,” which means that the fund may invest a significant portion of its assets in the securities of a smaller number of issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks. Similarly, the fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the United States.

Warehouse investments risk — The fund may not be able to realize the anticipated benefits from the warehouse investments. Under the Facility Agreements, the fund has agreed to purchase assets from the financing provider at prices based on cost, factoring in certain adjustments or fees realized at issuance plus a premium designed to compensate the financing provider for owning the assets before the fund purchases them from the financing provider. As a result, the fund will pay additional costs in connection with acquiring assets through the warehouse investments compared to purchasing them directly.

Purchases of assets from the financing provider will be at prices determined under the terms of the Facility Agreements. As a result, the fund may pay more or less than the current market value of such assets when it acquires them. Any gain or decline in value will be reflected in the fund’s net asset value next calculated following purchase of the asset by the fund. The fund may purchase such assets even if they are in default.

Availability of investment opportunities; competition — Over the past several years, a number of competing investment vehicles with similar investment objectives have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. These may include other funds and accounts managed by the investment adviser or sub-adviser. As a result, it is possible that competition for appropriate investment opportunities could increase, thus reducing the number of opportunities available to the fund. Such competition could adversely affect the terms upon which investments can be made by the fund. Additionally, transaction sponsors unaffiliated with the fund or KKR could be reluctant to present investment opportunities to the fund because of its affiliation with KKR. There can be no assurance that the investment adviser and sub-adviser will be able to locate and complete investments which satisfy the fund’s investment objective or to realize upon their values.

Valuation risk — Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments are generally valued at evaluated prices obtained from third-party pricing vendors and generally trade on an OTC market which could be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments generally carries more risk than that of common stock. In addition, other market participants may value securities differently than the fund. As a result, the fund may be subject to the risk that when a loan or fixed-income instrument is sold in the market, the amount received by the fund is less than the value carried on the fund’s books. These risks are heightened with respect to private fixed-income instruments, which rarely have readily available market quotations. As a result, such securities require the investment adviser to estimate, in accordance with their valuation policies, the fair value of such investments on the valuation date. Fair value pricing is based on subjective judgments, significant unobservable inputs and may differ materially from the value that would be realized if the security were to be sold. Absent bad faith or manifest error, valuation determinations of the investment adviser will be conclusive and binding on shareholders of the fund.

New fund risk — There can be no assurance that the fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the fund’s gross expense ratio may fluctuate during its initial operating period because of the fund’s relatively smaller asset size and, until the fund achieves sufficient scale, a shareholder may experience proportionally higher fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s, sub-adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the investment adviser, sub-adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Management — The investment adviser and sub-adviser to the fund actively manage the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser or sub-adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Dependence on investment adviser and sub-adviser — The fund’s strategy to invest in publicly-traded fixed income securities and private credit loans and securities is highly dependent on the strategic partnership between, and the investment advisory services provided by, both the investment adviser and the sub-adviser. As a result, the investment adviser and sub-adviser have agreed that the investment adviser will terminate its own Investment Advisory and Service Agreement with the fund if it or the board of the fund provides notice of termination or non-renewal of the investment adviser’s Subadvisory Agreement with KKR Credit with respect to the fund without cause. If the Subadvisory Agreement and/or the Investment Advisory and Service Agreement is terminated for any reason, the fund would incur costs in order to find a replacement adviser and, in the event it were unable to find a replacement adviser, may be forced to liquidate.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the investment adviser and sub-adviser to navigate the risks discussed above as well as those described in the statement of additional information.

No Public Trading [Text Block]	The fund’s shares have no history of public trading, nor are they listed for trading on any national securities exchange.
No Trading History [Text Block]	Because the fund is newly organized, it has no operating history.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of capital structure and shares The fund was organized as a Delaware statutory trust on October 4, 2024. All fund operations are supervised by the fund’s board, which meets periodically and performs duties required by applicable state and federal laws.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, repurchase, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board and set forth in the fund’s rule 18f-3 Plan. Each class’s shareholders have exclusive voting rights with respect to the respective class’s rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the Trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Security Dividends [Text Block]

Dividends and distributions The fund intends to declare daily dividends from net investment income and distribute the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. The fund’s current intention not to use borrowings other than for temporary and/or extraordinary purposes may result in a lower yield, and may make it more difficult for the fund to achieve its investment objective, than if the fund used leverage on an ongoing basis.

Capital gains, if any, are usually distributed in December and June. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Dividends and capital gain distributions are reinvested in additional shares of the same class of the fund at net asset value unless you indicate otherwise on the account application.

Security Voting Rights [Text Block]	Each class’s shareholders have exclusive voting rights with respect to the respective class’s rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the Trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.
Rights Limited by Other Securities [Text Block]

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of PPS Funds and/or American Funds to determine your Class A sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your PPS Funds or American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

Notwithstanding the foregoing and unless provided otherwise by your financial intermediary, Class A-2 sales charge may be reduced by combining your accumulated holdings of all classes of shares in the PPS Funds (but not the American Funds).

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your PPS Funds or American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your PPS Funds or American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

If you make a gift of PPS Funds or American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your PPS Funds and/or American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund's investments may be negatively affected by developments in other countries and regions.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase offers risk — As described under “Periodic Repurchase Offers” above, the fund is an interval fund and, in order to provide liquidity to shareholders, the fund, subject to applicable law, will conduct periodic repurchase offers of 5% to 25% of its outstanding shares at net asset value, subject to approval of the board. The fund expects initially to conduct quarterly repurchase offers for 10% of its outstanding shares under ordinary circumstances. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may request that more shares be repurchased than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the net asset value per share of shares subject of a repurchase request in a repurchase offer may decline to the extent there is any delay between the Repurchase Request Deadline and the date on which the net asset value for tendered shares is determined. Such fluctuations may be exacerbated by currency fluctuations to the extent the fund invests in securities denominated in currencies other than the U.S. dollar. The net asset value on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a shareholder submits a repurchase request.

The fund believes that these repurchase offers are generally beneficial to the fund’s shareholders, and repurchases generally will be funded from available cash (including through borrowings), cash from the sale of shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the fund to be fully invested or force the fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which could adversely affect the fund’s investment performance. In addition, diminution in the size of the fund through repurchases may result in an increased expense ratio for shareholders who do not submit a repurchase request, may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant) and, unless offset by sufficient sales of fund shares, may limit the ability of the fund to participate in new investment opportunities or to achieve its investment objective. In addition, if the fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not submit a repurchase request by increasing the fund’s expenses and reducing any net investment income.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing In Debt Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in debt instruments — The prices of, and the income generated by, bonds, loans and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-based finance securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased repurchase requests from fund shareholders. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The investment adviser and the sub-adviser rely on their own credit analysts to research issuers and issues in assessing credit and default risks.

Investing In Lower Rated Debt Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in “junk bonds,” namely debt securities that are rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the investment adviser or sub-adviser or unrated securities that are deemed by the investment adviser or sub-adviser to be their equivalent.

Investing In Illiquid Investments And Liquidity Risk Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in illiquid investments and liquidity risk — The sub-adviser expects to invest primarily in private, illiquid securities. Illiquid assets may be more difficult to value, especially in changing markets. In addition, illiquid securities are typically subject to restrictions on resale and the fund may be legally, contractually or otherwise prohibited from selling or disposing certain investments for a period of time. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Fund holdings in general may be or may become difficult or impossible to sell, particularly during times of market turmoil. In addition legal or contractual restrictions on resale, liquidity may be impacted by the lack of an active market for a holding or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings.

Investing Outside The United States Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing In Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure To Country, Region, Industry Or Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing In Mortgage-Related And Other Asset-Based Finance Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in mortgage-related and other asset-based finance securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-based finance securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Investments in such securities may include collateralized debt obligations, such as collateralized loan obligations and collateralized mortgage obligations, and may, from time to time, include lower-rated tranches of these instruments. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-based finance securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-based finance securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-based finance securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing In Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing In Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or sub-adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or sub-adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing In Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in senior loans — The fund may invest in senior debt instruments (“senior loans”), which hold the most senior position in the capital structure of a corporation, partnership or other business entity (a “borrower”). Senior loans generally are not registered with SEC or any state securities commission and are not listed on any national securities exchange. There is less readily available or reliable information about most senior loans than is the case for many other types of securities, including securities issued in transactions registered under the federal securities laws. No active trading market exists for some senior loans, and some senior loans are subject to restrictions on resale. A secondary market could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could impair the fund’s ability to realize full value and thus cause a material decline in the fund’s NAV. In addition, at times, the fund will not be able to readily dispose of its senior loans at prices that approximate those at which the fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the fund will, from time to time, have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of senior loans, the fund’s yield could be lower. If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the fund will be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers.

Investing In Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in swaps — Swaps, including interest rate swaps, total return swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser or sub-adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency — The prices of, and the income generated by, debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser or sub-adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the investment adviser and sub-adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Investing In Mezzanine Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in mezzanine securities — Mezzanine debt generally have ratings or imputed ratings below investment grade. Mezzanine debt is generally unsecured and/or subordinated to other obligations, and tend to have greater credit and liquidity risk than that typically associated with investment grade corporate obligations. Mezzanine debt is subject to greater sensitivity to adverse changes in the financial condition of the obligor or in general economic conditions. Many obligors of mezzanine debt are highly leveraged. As such, specific developments affecting such obligors, such as reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet its debt obligations.

Default rates for mezzanine debt have historically been higher than such rates for investment grade securities. If the fund makes an investment that is not secured by collateral, the fund will have no assurance (as compared to those distressed securities investors that acquire only fully collateralized positions) that it will recover any of the principal that it has invested. In addition, the debt securities in which the fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and are not expected to be rated by a credit rating agency.

Investing In Subordinated And Unsecured Or Partially Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in subordinated and unsecured or partially secured loans — The fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Investing In Private And Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in private and middle market companies — Loans from private and middle-market companies involve a number of particular risks that might not exist in the case of large public companies, including: (i) limited financial resources and limited access to additional financing, which could increase the risk of their defaulting on their obligations, leaving creditors dependent on any guarantees or collateral they have obtained; (ii) shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns; (iii) limited publicly available information about these companies and decreased quality of information; (iv) increased dependency on the management talents and efforts of a small group of persons; and (v) reduced frequency and volume of trading compared to larger companies and increased difficulty for the fund to exit the investment in the company at its then fair value.

Investing In Highly Leveraged Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in highly leveraged companies — The fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the fund’s investments, a considerable portion of which could be secured and/or could be at floating interest rates). Such investments are inherently more sensitive to declines in revenues, competitive pressures and increases in expenses and interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors, such as downturns in the economy or deterioration in the condition of the issuers or their industries, and such companies could be subject to restrictive financial and operating covenants in more senior debt instruments and contracts that adversely impact the fund’s investments. In the event of such occurrences, this leverage could result in more serious adverse consequences to such companies (including their overall profitability or solvency). If an issuer cannot generate adequate cash flow to meet debt obligations, the issuer could default on its loan agreements or be forced into bankruptcy, resulting in a restructuring of the company’s capital structure or liquidation of the company. The debt investments acquired by the fund generally are the most junior in the capital structure, and thus subject to the greatest risk of loss. Furthermore, to the extent issuers in which the fund is invested have become insolvent, the fund could determine, in cooperation with other debtholders or on its own, to engage, at the fund’s expense, in whole or in part, counsel and other advisors in connection therewith. In addition to leverage in the capital structure of the issuer, the fund can incur leverage.

Investing In Securities Backed By The U.S. Government Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing In Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment risk — Prepayment risk occurs when a debt investment can be repaid in whole or in part prior to its maturity. The amount of prepayable obligations in which the fund invests from time to time will be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers are more likely to prepay investments more quickly than anticipated, which may result in the fund having to reinvest the proceeds in lower yielding securities. In addition, when the fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the fund purchases the relevant investment at a premium, prepayments could result in a loss to the extent of the premium paid. If the fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which could be taxable as ordinary income to shareholders. In a period of rising interest rates, prepayments of investments could occur at a slower than expected rate, creating risk that maturities are extended reducing the fund’s cash available for reinvestment in higher yielding securities. This particular risk could effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Because the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the fund. When interest rates decline, the value of an investment with prepayment features might not increase as much as that of other fixed-income instruments, and, as noted above, changes in market rates of interest could accelerate or delay prepayments and thus affect maturities.

Investing In Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investing in structured products — Holders of structured products, which include, but are not limited to, asset-based finance securities, asset-backed securities, collateralized debt obligations, collateralized bond obligations and collateralized loan obligations and credit-linked notes (collectively “structured products”), bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The fund may invest in structured products, including, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the fund. Structured products generally entail risks associated with derivative instruments.

Payment In Kind (PIK) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment in kind (PIK) risk — Because investors in zero coupon or PIK bonds/loans receive no or partial cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lender liability risk — A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the fund will, from time to time, be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the investment adviser or sub-adviser will, at times, hold equity or other interests in obligors of the fund, the fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Borrower Fraud Covenant Lite Loans Breach Of Covenant [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrower fraud; covenant-lite loans; breach of covenant —There can be no assurance that such attempts to provide downside protection through structural, covenant and other contractual protections with respect to the terms of the fund’s investments will achieve their desired effect and potential investors should regard an investment in the fund as having a high degree of risk. Some of the loans that the fund originates or acquires may be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment.

When-Issued Securities And Forward Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-issued securities and forward commitments — When purchasing securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future), the return on a comparable security when the transaction is consummated could vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty could miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions can occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Complex Transactions, Contingent Liabilities, Guarantees And Indemnities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Complex transactions, contingent liabilities, guarantees and indemnities — Complex investment opportunities present risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities. Additionally, in connection with certain transactions, the fund may be required to make representations about the business and financial affairs of a company, provide guarantees in respect of payments by companies and other third parties and provide indemnities against losses caused by companies and other third parties. The fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements could result in the incurrence of contingent liabilities by the fund, even after the disposition of an investment and ultimately in material losses.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-diversification risk — The fund is “non-diversified,” which means that the fund may invest a significant portion of its assets in the securities of a smaller number of issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund might be. Some of those issuers also may present substantial credit or other risks. Similarly, the fund may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the United States.

Warehouse Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warehouse investments risk — The fund may not be able to realize the anticipated benefits from the warehouse investments. Under the Facility Agreements, the fund has agreed to purchase assets from the financing provider at prices based on cost, factoring in certain adjustments or fees realized at issuance plus a premium designed to compensate the financing provider for owning the assets before the fund purchases them from the financing provider. As a result, the fund will pay additional costs in connection with acquiring assets through the warehouse investments compared to purchasing them directly.

Purchases of assets from the financing provider will be at prices determined under the terms of the Facility Agreements. As a result, the fund may pay more or less than the current market value of such assets when it acquires them. Any gain or decline in value will be reflected in the fund’s net asset value next calculated following purchase of the asset by the fund. The fund may purchase such assets even if they are in default.

Availability Of Investment Opportunities; Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of investment opportunities; competition — Over the past several years, a number of competing investment vehicles with similar investment objectives have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. These may include other funds and accounts managed by the investment adviser or sub-adviser. As a result, it is possible that competition for appropriate investment opportunities could increase, thus reducing the number of opportunities available to the fund. Such competition could adversely affect the terms upon which investments can be made by the fund. Additionally, transaction sponsors unaffiliated with the fund or KKR could be reluctant to present investment opportunities to the fund because of its affiliation with KKR. There can be no assurance that the investment adviser and sub-adviser will be able to locate and complete investments which satisfy the fund’s investment objective or to realize upon their values.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation risk — Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments are generally valued at evaluated prices obtained from third-party pricing vendors and generally trade on an OTC market which could be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments generally carries more risk than that of common stock. In addition, other market participants may value securities differently than the fund. As a result, the fund may be subject to the risk that when a loan or fixed-income instrument is sold in the market, the amount received by the fund is less than the value carried on the fund’s books. These risks are heightened with respect to private fixed-income instruments, which rarely have readily available market quotations. As a result, such securities require the investment adviser to estimate, in accordance with their valuation policies, the fair value of such investments on the valuation date. Fair value pricing is based on subjective judgments, significant unobservable inputs and may differ materially from the value that would be realized if the security were to be sold. Absent bad faith or manifest error, valuation determinations of the investment adviser will be conclusive and binding on shareholders of the fund.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New fund risk — There can be no assurance that the fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the fund’s gross expense ratio may fluctuate during its initial operating period because of the fund’s relatively smaller asset size and, until the fund achieves sufficient scale, a shareholder may experience proportionally higher fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Cybersecurity Breaches Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s, sub-adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the investment adviser, sub-adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management — The investment adviser and sub-adviser to the fund actively manage the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser or sub-adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Dependence On Investment Adviser And Sub-Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on investment adviser and sub-adviser — The fund’s strategy to invest in publicly-traded fixed income securities and private credit loans and securities is highly dependent on the strategic partnership between, and the investment advisory services provided by, both the investment adviser and the sub-adviser. As a result, the investment adviser and sub-adviser have agreed that the investment adviser will terminate its own Investment Advisory and Service Agreement with the fund if it or the board of the fund provides notice of termination or non-renewal of the investment adviser’s Subadvisory Agreement with KKR Credit with respect to the fund without cause. If the Subadvisory Agreement and/or the Investment Advisory and Service Agreement is terminated for any reason, the fund would incur costs in order to find a replacement adviser and, in the event it were unable to find a replacement adviser, may be forced to liquidate.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the investment adviser and sub-adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 South Hope Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071-1406
Contact Personnel Name	Michael R. Tom, Secretary
Share Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.75%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.75%	[1]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.66%
Distribution/Servicing Fees [Percent]	0.30%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.66%	[2]
Total Annual Expenses [Percent]	1.62%
Waivers and Reimbursements of Fees [Percent]	0.30%	[3]
Net Expense over Assets [Percent]	1.32%
Expense Example, Year 01	$ 504
Expense Example, Years 1 to 3	839
Expense Example, Years 1 to 5	1,196
Expense Example, Years 1 to 10	$ 2,201
Share Class A-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[4]
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.66%
Distribution/Servicing Fees [Percent]	0.55%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.68%	[2]
Total Annual Expenses [Percent]	1.89%
Waivers and Reimbursements of Fees [Percent]	0.30%	[3]
Net Expense over Assets [Percent]	1.59%
Expense Example, Year 01	$ 358
Expense Example, Years 1 to 3	754
Expense Example, Years 1 to 5	1,174
Expense Example, Years 1 to 10	$ 2,343
Share Class F-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.66%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.67%	[2]
Total Annual Expenses [Percent]	1.33%
Waivers and Reimbursements of Fees [Percent]	0.30%	[3]
Net Expense over Assets [Percent]	1.03%
Expense Example, Year 01	$ 105
Expense Example, Years 1 to 3	392
Expense Example, Years 1 to 5	700
Expense Example, Years 1 to 10	$ 1,575
Share Class F-3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.66%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.53%	[2]
Total Annual Expenses [Percent]	1.19%
Waivers and Reimbursements of Fees [Percent]	0.30%	[3]
Net Expense over Assets [Percent]	0.89%
Expense Example, Year 01	$ 91
Expense Example, Years 1 to 3	348
Expense Example, Years 1 to 5	625
Expense Example, Years 1 to 10	$ 1,417
Share Class R-6 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Management Fees [Percent]	0.66%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.53%	[2]
Total Annual Expenses [Percent]	1.19%
Waivers and Reimbursements of Fees [Percent]	0.30%	[3]
Net Expense over Assets [Percent]	0.89%
Expense Example, Year 01	$ 91
Expense Example, Years 1 to 3	348
Expense Example, Years 1 to 5	625
Expense Example, Years 1 to 10	$ 1,417

[1]	Investments in Class A shares of $500,000 or more will be subject to a 0.75% contingent deferred shares charge ("CDSC") if the shares are repurchased within 18 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser, the sub-adviser and the fund have entered into the Expense Limitation Agreement under which the investment adviser and sub-adviser have agreed contractually to reimburse the fund to the extent that the fund’s offering and operating expenses, calculated and reimbursed on a class-by-class basis and exclusive of (i) the advisory fee, including the sub-advisory fee, and administrative services fee; (ii) distribution or shareholder servicing fees and expenses (whether paid pursuant to a Rule 12b-1 plan or otherwise); (iii) transfer agency (including any sub-transfer agency or recordkeeping) fees; (iv) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and legal costs), other than such portfolio transaction and other investment-related costs when incurred with respect to investments that are not consummated; (v) interest expense and other financing costs (including, to avoid doubt, any costs associated with the fund's issuance, offering, redemption and maintenance of commercial paper, preferred securities or other instruments for the purpose of incurring leverage); (vi) taxes; (vii) acquired fund fees and expenses; (viii) litigation (including potential litigation) and indemnification expenses; (ix) judgments; and (x) extraordinary expenses (as determined in the discretion of the investment adviser and sub-adviser) (the fund’s offering and operating expenses subject to such exclusions, the “Specified Expenses”), exceed 0.20% of the average daily net assets of such class (the “Expense Limit”). The investment adviser and sub-adviser (and not the fund) have agreed to bear the organizational and initial offering expenses incurred with respect to the fund. Under the Expense Limitation Agreement, if, in any month in which the Investment Advisory and Service Agreement is in effect, the estimated annualized Specified Expenses for that month are less than the Expense Limit, the investment adviser and sub-adviser are entitled, in their respective shares of the amounts waived or reimbursed, to reimbursement by the fund of any portion of the amounts they waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, but only to the extent that the fund's estimated annualized Specified Expenses in respect of a share class are less than, for such month, the lower of the Expense Limit or any other expense limitation rate then in effect with respect to the share class, and provided that such amount paid to the investment adviser and sub-adviser will not, in any event, exceed the total Reimbursement Amount or include any amounts previously reimbursed to the investment adviser and sub-adviser. The Reimbursement Amount for a class of shares will not cause applicable fund expenses in respect of that class to exceed the Expense Limit either (i) at the time of the reimbursement or (ii) at the time of the recapture. This Expense Limitation Agreement shall remain in effect for one year from the initial effective date of this registration statement. Thereafter, this Expense Limitation Agreement shall automatically renew for one-year terms unless the investment adviser and sub-adviser provide written notice to the fund at least 30 days prior to the end of the then-current term. In addition, this Expense Limitation Agreement shall terminate upon termination of the Investment Advisory and Service Agreement. Only the Board may terminate the Expense Limitation Agreement prior to the expiration of its term upon written notice to the investment adviser and sub-adviser.
[4]	Investments in Class A-2 shares of $250,000 or more will be subject to a 1.00% contingent deferred shares charge ("CDSC") if the shares are repurchased within 18 months of purchase.